Accounts Receivable (Details) - Schedule of allowance for doubtful accounts - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of allowance for doubtful accounts [Abstract]
Balance at beginning of the period	$ 5,005	$ 5,047	$ 5,047	$ 5,537	$ 10,111
(Reserve)/Charge to expenses			721	(240)	(4,250)
Write off		103	(849)	(493)	(233)
Exchange difference	28	(14)	86	243	(91)
Balance at end of the period	$ 5,354	$ 4,416	$ 5,005	$ 5,047	$ 5,537